CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 113,377	$ 36,125
Accounts receivable, net	45,943	53,024
Inventories, net	52,789	50,890
Prepaid and other current assets	11,468	7,460
Current assets held for sale	205,090	421,596
Total current assets	428,667	569,095
Investments in affiliated companies	458,128	471,338
Property, plant and equipment, net	591,710	617,916
Goodwill	391,565	390,503
Other intangible assets, net	137,446	148,616
Right-of-use lease assets	28,943	24,324
Other long-term assets	12,446	9,685
Long-term assets held for sale	1,149,443	2,089,872
Total assets	3,198,348	4,321,349
LIABILITIES
Current maturities of long-term debt	0	0
Accounts payable	38,131	38,120
Operating lease liabilities—current	6,715	5,515
Accrued liabilities	48,482	59,228
Current liabilities held for sale	108,537	167,109
Total current liabilities	201,865	269,972
Long-term debt, excluding current portion	1,400,369	1,843,224
Deferred income taxes	126,210	161,577
Operating lease liabilities—noncurrent	21,972	18,726
Other long-term liabilities	15,399	18,766
Long-term liabilities held for sale	155,354	223,766
Total liabilities	1,921,169	2,536,031
Commitments and contingencies (Note 24)
EQUITY
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (shares)	450,000,000	450,000,000
Common stock, shares issued (shares)	137,102,143	136,861,382
Common stock, shares outstanding (shares)	136,318,557	136,464,961
Common Stock, Value, Issued	$ 1,371	$ 1,369
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	50,000,000	50,000,000
Preferred stock, shares issued (shares)	0	0
Preferred stock, shares outstanding (shares)	0	0
Preferred Stock, Value, Issued	$ 0	$ 0
Additional paid-in capital	1,477,859	1,696,899
(Accumulated deficit) retained earnings	$ (175,758)	$ 103,013
Treasury stock (shares)	783,586	396,421
Treasury Stock, Value	$ (11,081)	$ (6,483)
Accumulated other comprehensive loss	(15,265)	(15,348)
Total Ecovyst Inc. equity	1,277,126	1,779,450
Noncontrolling interest	53	5,868
Total equity	1,277,179	1,785,318
Total liabilities and equity	$ 3,198,348	$ 4,321,349